1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Net loss	$ (28,785)	$ (293,408)	$ (1,006,457)	$ (1,034,765)
Net cash used in operating activities	(131,646)	157,788	(667,434)	(876,298)
Cash and cash equivalents	194,714	$ 202,406	118,405	50,059	$ 241,051
Accounts receivable	613,961		468,548	750,380
Current liabilities	$ 1,096,876		1,218,781	1,503,961
Depreciation expense			$ 33,660	$ 25,856
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive	1,745,067	4,169,000	4,553,213	4,169,000
Stock-based compensation costs	$ 26,057	$ 60,901	$ 201,612	$ 241,388
Amortization expense related to patents			$ 0	$ 0
Accounts Receivable [Member] | Customer A [Member]
Concentration risk percentage			16.00%	19.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration risk percentage			15.00%	13.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration risk percentage			12.00%	10.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration risk percentage			12.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration risk percentage			11.00%